OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities
Financial liabilities	R$ 101,086,011	R$ 82,619,532
Credit card transactions (1)	35,852,340	30,582,224
Foreign exchange transactions (2)	41,677,829	28,301,211
Loan assignment obligations	3,846,323	4,201,705
Capitalization bonds	9,707,588	9,200,285
Securities trading	6,852,160	6,714,714
Lease liabilities (Note 23b)	3,149,771	3,619,393
Other liabilities	55,381,892	47,924,619
Third party funds in transit (3)	9,417,841	7,794,465
Provision for payments	13,036,420	11,703,242
Sundry creditors	6,591,177	5,740,511
Social and statutory	8,628,253	6,696,788
Other taxes payable	1,827,943	2,144,388
Liabilities for acquisition of assets and rights	929,055	449,814
Taxes and contributions to be paid	853,978	939,724
Obligations for quotas of investment funds	2,868,334	4,120,052
Other (4)	11,228,891	8,335,635
Total	R$ 156,467,903	R$ 130,544,151